EXHIBIT 99.3

John Deere Owner Trust 2010

Servicer’s Certificate

$224,000,000 Class A-1  0.34384%  Asset Backed Notes due May 16, 2011

$147,000,000 Class A-2  0.72000%  Asset Backed Notes due July 16, 2012

$267,000,000 Class A-3  1.32000%  Asset Backed Notes due May 15, 2014

$70,189,000 Class A-4  2.13000%  Asset Backed Notes due October 17, 2016

$39,240,380 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Jan-11
Actual Payment Date (A/360)				18-Jan-11
Collection Period Begin Date				29-Nov-10
Collection Period End Date				26-Dec-10
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				34

(1)	Total Distribution Amount:			$28,166,929.64
	(a)	Total cash receipts during the month:		$26,261,721.99
	(b)	Administrative repurchases during the month:		$1,904,176.27
	(c)	Investment earnings on cash accounts:		$1,031.38

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$510,667.10
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$4,181.62
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$88,200.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$293,700.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$124,585.48
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$26,207,001.19
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$12,876,919.87
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	49.14%

		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$12,876,919.87

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$13,330,081.32
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	50.86%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$13,330,081.32

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$26,717,668.29

(6)	Reserve Account balance:
	(a)	Beginning balance:		$14,948,588.00
	(b)	Amount of deposit from Collection Account to Reserve Account:		$1,002,876.18
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$1,002,876.18
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$1,002,876.18
	(e)	Ending Balance (after giving effect to all distributions)		$14,948,588.00
	(f)	Specified Reserve Account Balance:		$14,948,588.00

(7)	Servicing Fee:			$446,285.17
	(a)	Amount of Servicing Fee earned:		$446,285.17
	(b)	Amount of Servicing Fee paid:		$446,285.17
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%

	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$1,002,876.18

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$509,272,504.72

	(b)	Note Value as of the end of the related Collection Period:	$510,099,298.68

	(c)	Number of Accounts at the end of the related Collection Period:	14,836

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$133,669,918.68
		(ii) Class A-2 Note Pool Factor:	0.9093192

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$267,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$70,189,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of Certificates:	$39,240,380.00
		(ii) Certificate Pool Factor:	1.0000000

(14)	Aggregate amount of Purchased Receivables for related Collection Period:		$0.00

(15)	(i)	Aggregate amount of net losses for the collection period :	$204,922.76
	(ii)	Cumulative amount of net losses:	$887,418.48
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.12%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance	1.50%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	15,213
	(b)	Number of loans at the end of the period:	14,836
	(c)	Weighted average remaining term on receivables:	34.85
	(d)	Prepayment amount - monthly:	$2,171,107.74
	(e)	Prepayment amount - life-to-date:	$71,096,940.27
	(f)	Weighted average APR of the pool assets:	3.74%
	(g)	Pool Factor:	0.68